Income Taxes - Components of Provision for Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current provision:
Federal	$ 130,854	$ 126,484	$ 28,334
State	13,513	10,674	3,029
Total current provision	144,367	137,158	31,363
Deferred provision/(benefit):
Federal	13,240	(9,747)	2,969
State	1,327	(1,268)	79
Total deferred provision/(benefit)	14,567	(11,015)	3,048
Provision for income tax expense	$ 158,934	$ 126,143	$ 34,411